21. Discontinued operations (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations Details 2Abstract
Cash flows from operating activities, discontinued operations	$ (6,723)	$ 1,212,104	$ 1,250,057